Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 29, 2013
Schedule of Property, Plant, and Equipment

Property, plant and equipment consisted of the following:

	Successor Company December 29, 2013	Predecessor Company December 30, 2012
Land	$23,087	$19,384
Buildings and improvements	110,941	84,028
Machinery and equipment	129,269	118,907
Furniture, fixtures, and computer software	11,713	20,673
Construction in progress and other non-depreciating assets	716	1,726

	275,726	244,718
Less: accumulated depreciation and amortization	(5,539)	(128,208)

Total	$270,187	$116,510